Document and Entity Information	Mar. 31, 2025
Details
Registrant CIK	0000230173
Document Type	485BPOS
Document Period End Date	Mar. 31, 2025
Entity Investment Company Type	N-1A
Entity Registrant Name	DELAWARE GROUP CASH RESERVE
Document Effective Date	Jul. 31, 2025
Amendment Flag	false